Exhibit 99.20

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000064255	xxxx	Securitized	1	1	1	1	FLOOD 0007 Missing Flood Insurance Cert. - Missing Flood Insurance Cert. - XX/XX/XX Flood cert received.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Missing a copy of the hazard insurance forXXXX, XXXX, XXXX, XXXX, SXXXX, XXXX, XXXX, XXXX, XXXX - XX/XX/XX Hazard insurance figure verified using XXXX 1040.

AUS 0002 Missing Final UCD Findings - Missing a copy of the final UCD Finding Report  - XX/XX/XX Client requirement Waived by XXXX, loan not to be delivered to XXXX.

6000064257	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 59.00%; Verified reserves - Additional Reserves XXXX months; Verified employment history - XXXX-19 years (XX/XX/XX) XXXX-6 years(XX/XX/XX) /XXXX years(XX/XX/XX);	CRED 0072 VVOE dated outside of required timeframe - Verbal verification of employment > XXXX days from Note date of XX/XX/XX. XXXX- VVOE completed on XX/XX/XX- pg. XXXX and Written VOE completed/Fixed on XX/XX/XX-pg. XXXX - XX/XX/XX Received a recert VVOE from XXXX p.XXXX XX/XX/XX. Dated XX/XX/XX and was cleared by the XXXX.

6000064209	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30 mortgages; Verified reserves - XXXX months of verified reserves in the amount of $XXXX;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing a copy of the property tax bill for primary residenceXXXX, Long XXXX. Missing master/hazard policy and proof of HOA expenses for XXXX. - XX/XX/XX: Lender provided property tax bill (XXXX = XXXX)for XXXX, proof of HOA expense (XXXX XXXX price and tax history) and LOE for missing master/hazard policies for XXXX. LOE explains a hazard policy is not required for XXXX as the property is
XXXX therefore there is no requirement for walls-in policy if any. Lender also do not require a copy of the master policy for a XXXX that is not being financed by the subject loan and is XXXX.

AUS 0002 Missing Final UCD Findings - Missing final UCD Findings Report  - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064260	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing final UCD Findings. - XX/XX/XX Waived by XXXX, file not to be delivered to XXXX.
6000064263	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing CDA, per DU, no CURS found. - XX/XX/XX Desk review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, file not to be delivered to XXXX.

6000064264	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30 mortgages; Verified reserves - XXXX months of verified reserves in the amount of $XXXX;	CRED 0004 Back-end Ratio exception (DTI) - When calculating rental income in accordance with Section 5306.1 of the Freddie Mac seller/servicer guide, for properties owned for greater than a year, Schedule E of the IRS form 1040 must be used. The net rental expense is $XXXX for the subject property and $XXXX for all other rental properties. The resulting debt-to-income (DTI) ratio of 52.44% exceeds the approved DTI of 46% by more than the resubmission tolerance. The feedback certificate has been invalidated and the excessive DTI does not meet guidelines for a manually underwritten loan. - The divorce decree reflects the property located at 1XXXX was awarded to XXXX and was excluded from the DTI.

AUS 0002 Missing Final UCD Findings - Missing a copy of the final UCD Findings Report - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX

6000064265	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - XXXX borrower has a monthly HOA on property, will need copy of HOA statement. NOTE: This property is not on the SCH E.

DTI pending, subject to documentation received. - Per FNMA, debt not included in dti.

6000064267	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months of verified reserves in the amount of $XXXX; Verified housing payment history - 0X30 Mortgage;	APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX - Desk supporting value of XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064268	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0X30 Mortgages; Verified employment history - XXXX borrower owner of XXXX for 15.58 years ;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0006 Missing Employment doc (VVOE) - Missing evidence of documented XXXX within XXXX days of Note date per DU condition #XXXX. - XX/XX/XX (Stips). A re-verification on XXXX reflects the business was established in XXXX and is still active as of XX/XX/XX.

APP 0005 Missing Schedule of Real Estate Owned - Missing proof of rental income and insurance for non subject property located at XXXX
Missing proof of rental income and taxes for non subject property located at XXXX
Missing proof of rental income and insurance for non subject property located atXXXX
Missing proof of rental income and insurance for non subject property located at XXXX
Missing proof of rental income and insurance for non subject property located at XXXX
Missing proof of rental income and insurance for non subject property located at XXXX
Missing proof of rental income for non subject property located at XXXX.

AUS needs to be resubmitted to update net rental income on non-subject properties.

NOTE: XXXX Sch E is missing.

 - **XX/XX/XXLender provided proof of XXXX, including most pmts in dti, see leases for some.

6000064269	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX - Desk review supporting value of $XXXX received.

CRED 0006 Missing Employment doc (VVOE) - Missing Employment VOE's for borrowers Businesses within XXXX days of the Noate dte of XX/XX/XX; XXXX, LXXXX, XXXX. - XX/X/XX:  Lender provided LOE: proof of XXXX is not required for business losses that were added to the loan as the specific businesses (XXXX, XXXX, XXXX) being added to the profile do not benefit the client in any way. QL guidelines do not required this.

6000064270	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Reverses XXXX months; Verified credit history - Mortgage History reviewed XXXX months;	APP 0005 Missing Schedule of Real Estate Owned - Missing Mortgage statement, Tax Information, Homeowners Insurance for XXXX property listed on 1003 p.XXXX and Lease Agreement p.XXXX. NOTE: Property not listed on XXXX Sch E. - Lender provided final CD to evidence PITIA, stips XX/XX/XX

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR Risk rating is XXXX, Missing CDA - Received XX/XX/XX.  Value of XXXX supported.

HUD 0027 Missing evidence of the Seller HUD1 - Missing the Seller HUD1 - Clear.  Seller CD provided and located on p.XXXX.

6000064214	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 28.78%; Verified reserves - XXXX;			AUS 0002 Missing Final UCD Findings - Not available at the time of this review. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064271	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064272	xxxx	Securitized	1	1	1	1	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - The file did not contain a UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064215	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - The file did not contain a UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice / Acknowledgment. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064278	xxxx	Securitized	1	1	1	1				Verified employment history - Verified employment since XX/XX/XX.; Net tangible benefit - Borrower reduced interest rate from XXXX% to XXXX% fixed rate;			AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064279	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO score of XXXX.; Net tangible benefit - Borrower reduced interest rate from XXXX% to XXXX% fixed rate and eliminated PMI. ;	CRED 0093 Credit Documentation is Insufficient - Missing Subordination Agreement from XXXX for $XXXX HELOC which was not paid off with refinance on page XXXX. - XX/XX/XX: Lender provided copy of Subordination Agreement for $XXXX from XXXX for HELOC which was not paid off with refinance.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of XXXX account #XXXX $XXXX balance with monthly payment of $XXXX.  Appears primary residence at XXXX was refinanced with subject.  Missing documentation to verify PITIA (copy note, statement, insurance policy, taxes, HOA fees).  Also missing copy final CD to verify XXXX $XXXX lien was paid off. Verified PITIA may affect the current review DTI of 39.82%.  If verified this is new primary loan, conditions #XXXX(missing payment history) and #XXXX (omitted XXXX lien from  final application) would not be applicable. - XX/XX/XX: Lender provided copy of final CD for XXXX account #XXXX $XXXX balance with monthly payment of v PI + $XXXX T + $XXXX I + $XXXX HOA = $XXXX.  CD verified XXXX $XXXX lien was paid off. New review DTI of 38.31% with verified payment.

AUS 0002 Missing Final UCD Findings - Final UCD Findings was not located in the file at time of review.

 - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0004 Back-end Ratio exception (DTI) - Verified review DTI of 39.280 (variance of 7.833%) is greater than tape value of 31.447%. Outside of resubmission tolerance. Lender used XXXX% of gross rental income of $XXXX from lease agreement on page XXXX.  Reviewer used 1007 Rent Schedule gross rental income of $XXXX x XXXX% per the Underwriting Conditions on page XXXX, #XXXX which states using lessor of the rental income and fair market rent.  $XXXX ? $XXXX (XXXX PI, XXXX T, XXXX I and XXXX HELOC on pages XXXX,XXXX,XXXX and XXXX) = $XXXX net rental income vs. $XXXX. Lender did not include $XXXX monthly HOA fee for primary residence as per statement on page XXXX.  New loan for primary residence with XXXX for $XXXX not verified, so unable to determine if $XXXX is PI or PITI which may additionally affect the DTI. - XX/XX/XX: Verified review DTI of 38.31 vs corrected AUS DTI of 36.37% with 1.94% variance is considered non-material.  Lender corrected AUS to include XXXX% of lessor of the rental income and fair market rent and HOA fee for primary residence as previously omitted.

6000064217	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064283	xxxx	Securitized	2	2	1	1					DD 0001 Missing Divorce Decree and/or Separation Agreement - Missing xx and/or xx - Missing complete xx to determine xxmaintenance. File contains pages xx only.		AUS 0002 Missing Final UCD Findings
6000064284	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax information for; XXXX, XXXX, XXXX, XXXX, XXXX and XXXX. Upon receipt of information, the debt-to-income ratio will be required to be re-analyzed. - XX/XX/XX: Lender provided LOE: "All properties listed as having missing tax values are shown on the Schedule E. Please use the Schedule E as Fannie Mae requires to calculate rental income from these properties."

CRED 0004 Back-end Ratio exception (DTI) - Due to the lack of evidence of rental income on XXXX and proof of real estate property tax on all other rental property, the debt-to-income (DTI) ratio of XXXX% exceeds guidelines.  The DTI invalidates the DU Underwriting Findings and the loan is not eligible as a manually underwritten loan. - Reviewed Schedule E, Income and based on updated calculations DTI is within tolerance.

CRED 0100 Insufficient verified reserves - Insufficient verified reserves - DU requires verified reserves of $XXXX, documented reserves are $XXXX. - XX/XX/XX:  Lender provided updated Merrill retirement statement for $XXXX x XXXX% = $XXXX. XXXX months verified exceeds XXXX months required by AUS.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0082 Income Documentation is Insufficient - Income Documentation is Insufficient - Missing evidence of rental income for XXXX property. - XX/XX/XX: Lender LOE received: "The XXXX property was listed as a second home on the 1003/1008.  We do not require rental income history for this property."

6000064285	xxxx	Securitized	1	1	1	1				Verified credit history - 0X30 Mortgages; Verified reserves - XXXX months of verified reserves in the amount of $XXXX;			AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064286	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0X30 mortgages ; Verified reserves - Verified reserves in the amount of $XXXX;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 not executed by Borrowers: There are XXXX copies of the Final 1003 starting on page XXXX, none of which are executed by the Borrowers. - XX/XX/XX final executed 1003 received.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing a copy of the associated XXXX XXXX, believed to be the new loan secured by the borrower's primary residence.   - XX/XX/XX  Lender provided.  DTI now acceptable.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064288	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0X30 mortgages; Verified reserves - XXXX months of verified reserves in the amount of $XXXX;	AUS 0002 Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0093 Credit Documentation is Insufficient - Missing evidence XXXX account was paid down/off in order to exclude payment from debt-to-income calculations.  Missing supporting documentation for current mortgage, hazard, and taxes for XXXX.   - XX/XX/XX Recd copy of CD for XXXX confirming payoff of  XXXX.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA, XXXX to order. - XX/XX/XX - Desk review supporting value of $XXXX Received

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing terms of financing of associated loan XXXX, paying off XXXX and XXXX, taxes, homeowner insurance and a copy of closing disclosure, mortgage statement for XXXX, closed concurrent to subject loan.   - XX/XX/XX Recd CD for XXXX confirming the payoff of XXXX and XXXX.  Also received is the final CD for XXXX.

6000064290	xxxx	Securitized	1	1	1	1
6000064291	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064218	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064219	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - No findings are returned for non-UAD form type, desk review required (XXXX to order) - XX/XX/XX - Desk Review supporting value of $XXXX received.

CRED 0004 Back-end Ratio exception (DTI) - Due to the lack of documentation for rental income, see item 2V of the Feedback Certificate, the resulting debt-to-income (DTI) ratio is XXXX%.  Due to the excessive DTI, the Feedback Certificate has been invalidated and the loan is not eligible as a manually underwritten loan with an XXXX% DTI.   - XX/XX/XX: Lender provided XXXX Schedule E for all rental properties along with XXXX final CDs for newly refinanced properties to calculate new PITI payments and rental income.  Review DTI now 39.34% vs 39.886% lender DTI which is XXXX% variance and considered non-material.

CRED 0082 Income Documentation is Insufficient - Income documentation is insufficient in order to support the data on the Feedback Certificate.  The file evidences income for XXXX for SSI of $XXXX, retirement income of $XXXX.  The file evidences income for XXXX for SSI of $XXXX, retirement income of $XXXX.  The loan file does not evidence rental income in accordance with Chapter 5306 of the Freddie Mac Single-Family Seller/Servicer Guide.  - XX/XX/XX: Lender sent XXXX 1040 and LOE: "Please review the tax return in connection with SSI income as Freddie Mac allows gross up percentage based on the amount of taxable SSI that was received". XXXX 1040 along with paystubs, award letters and benefit letters provides sufficient documentation to verify and support the data.

CRED 0093 Credit Documentation is Insufficient - The final signed loan application discloses the following loans with XXXX that do not evidence the terms of the new financing and/or evidence the previous liabilities have been paid off and excluded from calculations: XXXX, XXXX, XXXX, XXXX. - XX/XX/XX:  Lender provided CD for following XXXX new XXXX with evidence of previous liabilities paid off and terms of new financing: XXXX, XXXX, XXXX, XXXX.

6000064292	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - No findings are returned for XXXX form type, desk review required. (XXXX to order) - XX/XX/XX - Deks Review supporting value of $XXXX received.

CRED 0021 Missing Verification of Rental - Missing VOR or cancelled check to verify borrowers primary housing payment of $XXXX used to qualify. - XX/XX/XX: lender provided copy of Rent Adjustment/Lease Renewal effective XX/X/XX verifying monthly base rent of $XXXX and $XXXX for parking.

CRED 0083 Asset Documentation is Insufficient - 1) Missing the XXXX Retirement Summary Statement (Accts ending in XXXX, XXXX,XXXX, and XXXX.)  Only the XX/XX summary and the XX/XX statement AXXXX. provided for review.  Funds are required to meet funds to close/reserves requirements.

2) Missing EM receipt from the closing agent for $XXXX EM deposit.  XXXX statement for XXXX ending in XXXX reflects a $XXXX withdrawal on XX/XX/XX(pg XXXX) - XX/XX/XX: 1)  Lender provided XX/XX/XX-XX/XX/XX XXXX Summary Statement for XXXX, XXXX, XXXX and XXXX. Meets required funds for close/reserves requirements.

2) Lender LOE for missing EM receipt is: EM receipt is not required, as the contract would not be provided and loan purchase agreement would not be complete without receipt of the EMD.

QL only requires evidence of the EMD withdrawal which we have and a copy of the signed purchase agreement, receipt would give us nothing we already know. Also the loan has already closed taking into account the funds the client provided.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064294	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064295	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of liability for property located at XXXX. Once provided, the debt-to-income ratio will need to be re-evaluated. - XX/XX/XX Received a copy of the LOE provided to the client regarding the corrected 1003.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - The uCD finding is mssing from the file. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064299	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - The file did not contain a UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

APPR 0027 Missing Price of Last Sale - Last transfer on XX/XX/XX did not have a value, transfer on XX/XX/XX was $XXXX. - Cleared - lender provided a statement "We do not need value of the last transfer from XXXX, it is immaterial to the loan and will not affect the appraisal value we use for this loan or the appraisal value derived in the report."  Transfer was greater than XXXX years ago.

6000064302	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrowers show good ability to save over $XXXX available for reserves however funds were not neeeded for approval; Established credit history - Borrowers have good credit history and scores no negative or late payments reported on XXXX report;			AUS 0002 Missing Final UCD Findings - No UCD Findings found in the file at the time of review. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX."
6000064303	xxxx	Securitized	1	1	1	1	CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing evidence of free and clear ownership or mortgage statements for XXXX-XXXX XXXX, mortgage interest deduction on Sch E. - Per credit report, pif @ XXXX/XXXX. All other mtgs are accounted ofr on Sched of REO & credit report.

APPR 0046 Missing Third Party Appraisal Review - Missing FNMA XXXX Submission Summary Report, desk review required (XXXX to order). - XX/XX/XX - Desk Review supporting value of $XXXX received.

HAZ 0005 Missing evidence of Hazard Insurance - Missing current hazard Insurance for XXXX., XXXX., XXXX, XXXX, XXXXn, XXXX-XXXX XXXX, and XXXX.  - lender provided

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064221	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Due to the lack of leases and/or not showing up on Schedule E of the Tax Return, the debt-to-income (DTI) has been calculated at 43.97%. The DU Findings have been invalidated and the loan is not eligible as manually underwritten loan with a 43.97% DTI.

 - XX/XX/XX:  Lender provided of of 3 Schedule E copies already in file. One of 2 properties is subject purchase which used XXXX income and XXXX did not use rental income to qualify. DTI now 30.63% which does not affect the validation and eligibility of the DU approval.

AUS 0002 Missing Final UCD Findings - The file did not contain a UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX - Desk Review supporting value of $XXXX received.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing lease agreements for the following properties:  XXXX and XXXX. - XX/XX/XX:  Lender LOE: "We are using proposed rent for the subject property as the client is purchasing the home with the intent on renting it out. Proposed rent is allowed to be used under Fannie/Freddie guidelines especially for new purchases. We are not using any rental income for XXXX"  $XXXX income from XXXX was used for subject and no income was used to qualify.

6000064222	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - The UCD finding report is missing. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file is missing the Tax Payer consent notice - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064307	xxxx	Securitized	1	1	1	1	Low DTI; Net tangible benefit - Borrower reduced interest rate from XXXX% to XXXX% fixed rate and reduced monthly PI by XXXX%. ; Verified credit history - Borrowers have mid FICO scores of XXXX and XXXX.; Verified employment history - Verified employment since XX/XX/XX and XX/XX/XX.; Low LTV/CLTV/HCLTV - 39% LTV.;	CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing XXXX months most recent bank statements to verify $XXXX funds required for reserves. Only XXXX month statement for XXXX XXXX in file on page XXXX, balance of $XXXX. According to underwriting conditions on page XXXX, # XXXX and #XXXX, need XXXX months and only XXXX for XXXX. - XX/XX/XX: Lender sent XX/XX/XX-XX/XX/XX bank statement for XXXX to meet XXXX months most recent bank statements requirement for verification of $XXXX funds for reserves.

CRED 0006 Missing Employment doc (VVOE) - , - XXXX

TITL 0001 Missing Title Evidence - Missing copy of preliminary title report.  Only supplemental reports located in file at time of review on pages XXXX-XXXX.  - XX/XX/XX:  Lender sent copy of preliminary title report.

AUS 0002 Missing Final UCD Findings - Final UCD Findings was not located in the file at time of review.
 - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0072 VVOE dated outside of required timeframe - Missing funding VVOE dated within XXXX days of closing for XXXX.  File contain VVOE pg. XXXX dated XX/XX/XX loan file closed XX/XX/XX. - XX/XX/XX: Received lender screen shot of recert of VOE on XX/XX/XX which is XXXX day prior to note date and now meets requirement.

6000064308	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower mid FICO score of XXXX.; Net tangible benefit - Borrower reduced interest rate from XXXX% to XXXX% fixed rate. ; Low LTV/CLTV/HCLTV - 70% LTV/CLTV/HCLTV.; Verified reserves - XXXX months verified reserves exceed the required XXXX months per DU approval.;	CRED 0093 Credit Documentation is Insufficient - Missing HOA statement for subject property required by approval on page XXXX (#XXXX). Missing clarification if subject is/is not a XXXX. XXXX box not checked off on appraisal but discloses a monthly HOA fee of $XXXX on page XXXX. Addendum to appraisal dated XX/XX/XX states that XXXX box unchecked with subject appearing to have HOA noted on page XXXX. If subject is a XXXX, need corrected appraisal and executed XXXX to DOT. Missing copy of divorce decree required by approval on page XXXX (#XXXX). Initial application discloses married on page XXXX and unmarried on final application on page XXXX. - XX/XX/XX Per lender documentation provided, no divorce decree required as borrower was not married. Received updated appraisal with XXXX checked and monthly HOA Payment of $XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0004 Back-end Ratio exception (DTI) - Verified review DTI of 45.29% (variance of XXXX%) is greater than tape value of XXXX%.  Lender used bonus income of $XXXX.  Borrower started new job XX/XX/XX.  Borrower does not receive bonus per paystub, but evening differential work which pays $XXXX an hour/ XXXX hours for pay period ending XX/XX/XX on page XXXX.  There is no XXXX + YTD history to support this income being received/or likeliness to continue on an ongoing basis. Reviewer only used monthly base income. Lender did not include $XXXX monthly HOA fee for XXXX, which reduced net rental income from $XXXX to $XXXX as per statement on page XXXX.  Lender disclosed negative cash flow of $XXXX  for subject property; reviewer verified negative cash flow of $XXXX using the XXXX 2 current leases in file on pages XXXX and XXXX.  Missing required 1007 Rent Schedule as required by approval, which requires use of lower of 1007 or leases.  If 1007 comes in lower, DTI could be affected.  Appears only income for XXXX units used by Lender. - XX/XX/XX Updated income calculations.  Borrower DTI is within 3% and considered non-material.

TITL  0012 Missing Required Title Policy Endorsements  - Not required as the Lender and the title company are affiliated.

AUS 0002 Missing Final UCD Findings - Final UCD Findings was not located in the file at time of review. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0082 Income Documentation is Insufficient - Missing paystub with XXXX days minimum YTD earnings as required by approval and DU on pages XXXX (#XXXX) and XXXX.  Borrower started new employment XX/XX/XX and paystub reflects earnings XX/XX/XX and ending period of XX/XX/XX on page XXXX. Missing XXXX W-2 for XXXX required by approval and DU on pages XXXX (#XXXX) and XXXX. - XX/XX/XX WVOE in file for both current and prior employers.

6000064309	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0092 Missing income calculation worksheet and/or detail - Missing income calculation worksheet and/or detail - Cleared. Not material.

APP 0005 Missing Schedule of Real Estate Owned - Provide schedule of real estate owned for subject property located XXXX to reflect positive cash flow of $XXXX  - Schedule E provided and match calculation of positive cash flow of XXXX for the property located at XXXX. p.1 Stips XX/XX/XX

APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX, desk review required (XXXX to order).   - CDA in file, original appraisal value of $XXXXis supported.

6000064311	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064313	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 41.37%; Verified credit history - High Ficos XXXX/XXXX;	COND 0001 Missing Condo Project Approval - Missing evidence of "limited condo project" approval for XXXX. - XX/XX/XX: Lender provided XXXX condo project approval for XXXX effective as of XX/XX/XX.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings.

6000064314	xxxx	Securitized	2	1	1	2				Verified liquid assets and/or savings history - Borrower has xx liquid assets from x over xx inx portfolio (xx); Low LTV/CLTV/HCLTV; Verified credit history - High FICO xx;	APPR 0027 Missing Price of Last Sale - Per appraisal, the property had last transferred for an xx price on xx. Subject file does not evidence the transaction.		AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's. APPR 0046 Missing Third Party Appraisal Review - xx- Desk Review supporting value of $xx received.
6000064316	xxxx	Securitized	1	1	1	1				Established Landlord history - multiple REOs with schedule verification of rental history ; Verified credit history - Fico qual- XXXX;			AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064317	xxxx	Securitized	1	1	1	1				Verified employment history - 10 plus years with same employer XXXX; Verified credit history - FICO XXXX;
6000064319	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV 68.68; Established credit history - Borrower has XXXX mid score.;			AUS 0002 Missing Final UCD Findings - UCD not found in file. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064321	xxxx	Securitized	1	1	1	1
6000064325	xxxx	Securitized	1	1	1	1	APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - FNMA Risk Rating XXXX, desk review required. - XX/XX/XX Desk review returned supporting value of $XXXX. Variance is XXXX% which is within the acceptable XXXX% tolerance.

6000064326	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has a strong credit history (XXXX) and minimally utilizes revolving and consumer credit.; Verified employment history - Borrower maintained stable employment history of 23 years in the same position.; None;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - XXXX missing HOI and tax info, XXXX missing HOI and Tax info. review will update DTI once documentation is received. - XX/XX/XX: Lender sent LOE: Please review the Schedule E from the XXXX tax return. The schedule E shows the values for tax/insurance and Fannie/Freddie only require that we use the tax return values when calculating income/debt with respect to rental properties that are not the subject property.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064331	xxxx	Securitized	1	1	1	1	Established Landlord history - Borrower has extensive history of owning and operating rental properties. Credit report reflects XXXX months of mortgage history on rental properties.;	AUS 0002 Missing Final UCD Findings - No Findings returned. Full appraisal required. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

PROP 0017 Appraisal performed after closing. - Appraisal completed XX/XX/XX. Loan closed XX/XX/XX. - Cleared. Date was mistyped. Corrected.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064333	xxxx	Securitized	2	2	1	2	Verified liquid assets and/or savings history - Borrowers maintainsxx reserve level in liquidity.; Verified credit history - Borrowers have xx credit history with scores of xx Credit history has depth of xxplus years.; Low LTV/CLTV/HCLTV;	APPR 0046 Missing Third Party Appraisal Review AUS 0002 Missing Final UCD Findings - EV2 xx Per Annaly, Not to be delivered to Agency.	CRED 0082 Income Documentation is Insufficient - Missing xxd letter for borrower. Usedxx. Need bankx xx
 - ***xx  Lender provided xx

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing Statement / CD and Note for the following properties:

xxx (Primary)

Missing proof property is free and clear:

xx

Missing HOA statements for the following properties:

xx

6000064335	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings.
 - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0082 Income Documentation is Insufficient - Missing verification of SSA. Need one or more of the following: Benefit verification letter, award letter, 1099 or bank statement (s) or equivalant. - XX/XX/XX: Lender LOE received: A signed tax return & tax transcript is verification that SSI income has been received, and this type of verification is allowed by
XXXX. Please review to clear this condition.

Per AUS approval on page XXXX, "SSI must be documented according to Guide Section 5305.2
" which requires "Document income type, source, payment frequency, pre-determined payment amount and current receipt with one or more of the following documents, as needed: a copy of a benefit verification letter, award letter, pay statement, 1099, bank statement(s) or other equivalent documentation."  The XXXX signed tax return and tax transcript are other equivalent documentation and therefore exception cleared.

6000064336	xxxx	Securitized	2	1	1	2				Verified credit history - both borrowers high FICO XXXX/XXXX (XXXX); Verified liquid assets and/or savings history - VOD-(XXXX)- high liquid assets amount;	APPR 0030 Lender Review Variance is not within tolerance.
6000064337	xxxx	Securitized	1	1	1	1	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice / Acknowledgment. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Missing evidence of current partnership income with XXXX. - XX/XX/XX Borrower approved on K-1 and retirement income only.  Borrower owns XXXX% of the company.

CRED 0006 Missing Employment doc (VVOE) - Missing evidence of current existence of employment with XXXX and the partnership's ability to adequately support the withdrawal  of earnings.  The capital account last reported does not support future distributions at the same level. - XXXX Override not being sold to XXXX.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064338	xxxx	Securitized	1	1	1	1				Verified employment history - borrower significant XXXX- owns XXXX business over XXXX years corporation document XXXX; Verified credit history - high FICO XXXX (XXXX);
6000064344	xxxx	Securitized	1	1	1	1	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice / Acknowledgment. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0072 VVOE dated outside of required timeframe - Missing funding verbal, loan closed on XX/XX/XX.  VVOE pg. XXXX date of call XX/XX/XX.  - XX/XX/XX: Lender provided copy of screen shot to verify that on XX/XX/XX, the recert VOE was obtained as required.

6000064223	xxxx	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - Missing evidence of updated balance dated within XXXX days of initial loan application for Borrower XXXX XXXX with XXXX. - This was the last statement issued prior to loan closing.

DEED 0022 Missing Notary on Mortgage/DOT - Missing executed DOT with all riders. - XX/XX/XX Lender provided a copy of the Recorded DOT with all riders.

6000064346	xxxx	Securitized	1	1	1	1	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice / Acknowledgment. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064224	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - No findings are returned for XXXX form type, desk review required (XXXX to order). - XX/XX/XX Desk review returned with value of $XXXX.  Variance is less than XXXX%, value of $XXXX is deemed to be supported.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax Payer Consent Notice / Acknowledgment. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064347	xxxx	Securitized	2	2	1	1					CRED 0021 Missing Verification of Rental - Missing verification of rent for borrowers current residence xx to verify monthly housing expense of $xx. See DU condition xx. - xx Per xx waiving the xx months verification as required by xx, xx xx did not require. Not being sold to agency, Invalid AUS.
6000064349	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves - XXXX months verified reserves exceed the required XXXX months per DU approval.; Net tangible benefit - Borrower reduced interest rate from XXXX% to XXXX% fixed rate. ; Low LTV/CLTV/HCLTV - 63.1% LTV/CLTV/HCLTV.;	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - Final UCD Findings was not located in the file at time of review. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - Missing required Desk Review due to XXXX score on FNMA UDCR SSR on page XXXX. - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064351	xxxx	Securitized	1	1	1	1
6000064352	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064353	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - UCD findings missing - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064355	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITI on XXXX payment of $XXXX (XXXX XXXX) No evidence of hazard insurance or property taxes, and no mortgage statement reflecting they are impounded, was located in the file.

 - XX/XX/XX Received CD for primary, including taxes and insurance.

APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX, desk review required (XXXX to order).

 - XX/XX/XX Desk review supporting value of $XXXX received.

6000064360	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064363	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has stable verified employment in both positions in XXXX.; None;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0083 Asset Documentation is Insufficient - Missing VOD or 1 months bank statements to verify required reserves of $XXXX as required by LP.  No asset  reserves of $XXXX documentation found in file for review. - XX/XX/XX:  Lender provided a deposit history from XX/XX/XX to XX/XX/XX from XXXXk, #XXXX with an ending balance of $XXXX which exceeds the required reserves of $XXXX.

6000064367	xxxx	Securitized	1	1	1	1				Established Landlord history - Borrower has a history of property ownership and operation which coincides with his XXXX employment.; Net tangible benefit - Borrower has reduced the required payment for the subject property as well as paid down principal (lowering LTV) to complete the transaction.;
6000064371	xxxx	Securitized	1	1	1	1				Verified employment history;
6000064372	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX, desk review required (XXXX to order). - XX/XX/XX - Desk Review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064374	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064375	xxxx	Securitized	2	2	1	1					CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in xx days of the Note date of xx. VVOE in file is dated xx		AUS 0002 Missing Final UCD Findings - xx APPR 0046 Missing Third Party Appraisal Review - xx - Desk Review supporting value of $xx received.
6000064377	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064380	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower mid FICO score of XXXX.; Low LTV/CLTV/HCLTV - 38% LTV/CLTV/HCLTV.; Net tangible benefit - Borrower reduced interest rate from XXXX% to XXXX% fixed rate. ; Verified reserves - XXXX months verified reserves exceed the required XXXX months per LP approval.;	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0004 Back-end Ratio exception (DTI) - Missing lender source of income and calculation worksheet to support qualifying income.  Borrower started with current employers XX/XX/XX per verbal verification in file.  Lender 1008 approval states income was considered as stable and conservative.
 - XX/XX/XX Received VVOE from XXXX. The VVOE breaks down the income reflecting a base salary  and YTD as of XX/XX/XX start date. Base salary of XX/XX=XX. Income stated on the 1003 is XXXX. Used the most conservative of XXXX approved by AUS.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0082 Income Documentation is Insufficient - Missing current paystub for XXXX with YTD earnings to support qualifying income as required by approval.     - XX/XX/XX Received VVOE from XXXX. The VVOE breaks down the income reflecting a base salary  and YTD as of XX/XX/XX start date. Base salary of XX/XX=XX. Income stated on the 1003 is XXXX. Used the most conservative of XXXX approved by AUS.

6000064381	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower mid FICO score of XXXX.; Low DTI - 29.08% DTI with verified income and liabilities.;	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0093 Credit Documentation is Insufficient - 1) Missing Notice of Right to Receive Appraisal Disclosure.

2) Missing USA Patriot Act Disclosure. - Business Purpose Loan.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation for insurance expense for XXXX and XXXX  Property tax statements do not identify property location/address.  Need evidence of which statement belongs to which property on pages XXXX and XXXX. After verified, please apply applicable TI expenses to total monthly housing expenses on REO screen for each property. - XX/XX/XX received response from client.  Reviewed documentation.  Finding Cleared.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR returned score of XXXX desk review required (XXXX to order). - XX/XX/XX Desk review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - Final UCD Findings was not located in the file at time of review. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064382	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower mid FICO score of XXXX.; Established Landlord history - Borrower has established landlord history with XXXX years and XXXX investor properties with paid as agreed pay histories.;
6000064383	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower mid FICO score of XXXX.; Verified reserves - XXXX months verified reserves exceed the required XXXX months per LP approval.; Verified employment history - Verified employment since XX/XX/XX with XXXX years in XXXX profession.; Established Landlord history - Borrower has established XXXX history with XXXX years and XXXX XXXX properties with paid as agreed pay histories.;			CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Missing Tax-Payer Consent verbiage is included in the Borrower Authorization.
6000064227	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR returned score of XXXX, desk review required (XXXX to order). - CDA in file, original appraisal value of $XXXX is supported.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Unable to verify payment history for mortgage account with XXXX for the property located at XXXX., it is not listed on credit report. - *** XX/XX/XX, rcvd evidence of payment from XX/XX/XX - XX/XX/XX via ach draft $XXXX.

6000064384	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064385	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - SSR returned no results, desk review required (XXXX to order). - XX/XX/XX received.

6000064386	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Borroer has over $XXXX in additional assets and reserves; Minimal outstanding debt - Borrower has low credit use and XXXX past due payments in the past three years;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA. - XX/XX/XX Desk review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - No UCD Findings found in file at time of review - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064228	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Borrowers have good income and credit LTV below standard 45%; Verified employment history - Both borrowers have been on the same job for over 10 years with good and verified income;
6000064389	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - No findings are returned for XXXX form type, desk review required (XXXX to order). - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064390	xxxx	Securitized	2	2	1	1					AUS 0002 Missing Final UCD Findings CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of xx-xx dated w/in 20 days if the Note date of xx ), VVOE for x is incompxlete.
6000064391	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower is employed with XXXXX as a XXXX for 29.33 years.; Verified housing payment history - 0X30 mortgage + 12;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR returned score of XXXX, desk review required (XXXX to order).

 - XX/XX/XX Desk review returned supporting value of $XXXX.

6000064393	xxxx	Securitized	1	1	1	1	Verified credit history - 0x30 mortgages + 12; Verified reserves - Borrower has verified XXXX months of reserves in the amount of $XXXX;	CRED 0004 Back-end Ratio exception (DTI) - Missing source of rental income for subject property, XXXX to support lender calculation. - XX/XX/XX: Lender sent 1007 already in file and copy of lease. Schedule E for XXXX used for rental income qualification.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing proof that XXXX is free and clear of mortgage liens. - XX/XX/XX: Lender LOE: "XXXX guidelines do not require verification of whether or not a property is free and clear if there are no red flags indicating a mortgage is on the property. The client recorded this home on their schedule E and did not put any mortgage interest in the respective line where a mortgage would be indicated".  Schedule E on page XXXX reports no mortgage interest paid on property.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the current tax bill for property XXXX. Missing a copy of the borrower's most recent federal income tax return (Pages XXXX and Schedule E or current lease agreement - XX/XX/XX: Lender sent XXXX tax bill for XXXX, copy of lease and 1007. Copy of XXXX 1040 pages 1,2 and Schedule E already located in file on pages XXXX and XXXX.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing a copy of the hazard insurance and current tax bill for XXXX - XX/XX/XX: Lender LOE: "Please review the XXXX tax return for tax information for XXXX & since the property is free and clear we do not require hazard insurance for the non-subject property". XXXX Schedule E on page XXXX reports no hazard insurance paid for non-subject property.

6000064394	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Paystub in file pXXXX

HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing replacement cost estimator to confirm $XXXX is sufficient coverage (dec page pXXXX) - XX/XX/XX Replacement cost estimate received from Lender.  Estimated coverage cost for building $XXXX, Dwelling coverage $XXXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of taxes and insurance for XXXX.  The mortgage statement (pXXXX) reflects an escrow account with $XXXX collected monthly, which seems unreasonably low to cover property taxes and insurance for this property.  The final 1003 reflects insurance, taxes, HOA dues etc. of $XXXX (pXXXX). - ***XX/XX/XX Lender provided hazard & tax statements.

6000064395	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064396	xxxx	Securitized	2	1	1	2	APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review, desk review required (XXXX to order).	CRED 0091 Missing Tax Transcript(s) - Per AUS tax transcripts are not required. - Per AUS tax transcripts are not required. p.XXXX

APPR 0001 Missing Copy of Original Appraisal report - Missing Copy of Original Appraisal report.

CRED 0113 Missing evidence of HOA Dues - Evidence of HOA dues is missing in file - XX/XX/XX 1075 exterior only appraisal confirms subject HOA Fees of $XXXX per month.

AUS 0002 Missing Final UCD Findings -  Missing Final UCD Findings. - XX/X/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0072 VVOE dated outside of required timeframe - Missing funding verbal verification of employment. Verbal verification was obtained on XX/XX/XX pg XXXX. - XX/XX/XX1 (Stips). XXXX VVOE provided for XXXX, dated XX/XX/XX.

6000064231	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings Yes No - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064398	xxxx	Securitized	1	1	1	1
6000064400	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review - No findings are returned for non-UAD form type, desk review required (XXXX to order).		AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064405	xxxx	Securitized	1	1	1	1	Verified reserves - File contains proof of XXXX months of verified reserves.; Verified employment history - Borrower has been XXXX ofXXXX for 15 years and XXXX for 20 years.;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0004 Back-end Ratio exception (DTI) - Tape DTI 46.75%; AUS 46.75%.  QC 43.18%.  Variance is in net rental income on non-subject property.   - QC DTI 43.18 Review DTI 43.32. AUS Re-submission DTI 40.11. Calculated rental income for XXXX is a XXXX, based on the schedule e.
Calculated rental income from the AUS re-submission is
$XXXX.XX/XX/XX (Stips)

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of XXXX dated w/in XXXX days of the Note date of XX/XX/XX. - XX/XX/XX Re verification dated XX/XX/XX reflects XXXX. registry date of XX/XX/XX and active as of XX/XX/XX.

APRV 0010 Underwriting Loan Approval is Deficient - XX/XX/XX: Lender sent updated AUS updating net rental income on non-subject property located at XXXX as per Schedule E calculations.

AUS needs to be resubmitted to update net rental income on non-subject property located at XXXX per 1040 Schedule E calculations. - XX/XX/XX (Stips) AUS received to include the net rental on property located at XXXX per schedule e calculations.

6000064233	xxxx	Securitized	1	1	1	1	Verified reserves - File contains proof of XXXX months of verified reserves.; Verified employment history - Subject transaction is netting borrower $XXXX in cash equity.;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - Collateral Risk Score XXXX, desk review required. - XX/XX/XX- Desk Review supporting value of $XXXX received.

6000064407	xxxx	Securitized	1	1	1	1	CRED 0113 Missing evidence of HOA Dues - Missing evidence of HOA dues for subject property. - Appraisal report

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064236	xxxx	Securitized	1	1	1	1
6000064409	xxxx	Securitized	1	1	1	1
6000064412	xxxx	Securitized	2	2	1	1	Verified employment history - stable employment over xx; Verified credit history - stable credit high FICO xx;	COND 0002 Condo Documentation is Insufficient	CRED 0082 Income Documentation is Insufficient - Missing documentation supporting the use of rental income on the subject property. No xx was located in the file, and the property is not reported on schedule E of the xxeturn. The borrower has xx per title, clarification of why rental income is not reported to the IRS but was used to qualify. If rental income on the subject is not used, DTI is 49.65% and AUS must be re-submitted. - xx Lender provided xx, mkt rent $xx.

INS 0001 Missing Sufficient Evidence of Insurance - Evidence of master policy in file p xx.

APPR 0011 Missing Appraiser Signature on Appraisal - Appraisal in the file is partially redacted, unable to view Appraiser name, company, or signature (see xx).

6000064414	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 60.82%; Verified credit history - exceptional credit history (XXXX) high fico XXXX/XXXX;	APPR 0046 Missing Third Party Appraisal Review - No findings are returned for XXXX form type, desk review required ( XXXX to order). - XX/XX/XX - Desk Review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings.
  - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064415	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - significant assets liquid and brokerage amount (XXXX)(XXXX)
over XXXX; Low DTI - despite variance low DTI 18% vs 22%; Verified employment history - per current paystubs borrower has significant pay rate $XXXX an hour (XXXX);	CRED 0082 Income Documentation is Insufficient - Missing written VOE on form 1005, updated TWN Verification of income or year end paystubs for historical income. The Work Number contains information that was XXXX months old at the time it was pulled (see pXXXX). Email correspondence (pXXXX) indicates that a manual written VOE was attempted, but it could not be located in the file. It could also not be confirmed the business name (XXXX) is one and the same as employer on the paystubs. - Lender provided rebuttal & accepted. See paystub that reflects MBB-PA as the "XXXX" aka XXXX that bor works out & also see pg XXXX.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Primary Residence appears to have been refinanced.  Missing Note/CD for validation.  If property is NOT escrowed will need a copy of the HOI, Tax and HOA (if applicable). - Lender provided CD.

CRED 0072 VVOE dated outside of required timeframe - VVOE was in the file.  Cleared.

6000064419	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 39.81%; Verified liquid assets and/or savings history - Borrower has Significant amount of asset verified $XXXX liquid assets;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - No findings are returned for XXXX form type, , desk review required (XXXX to order).

 - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064423	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 60.00%; Verified credit history - substantial R/E history (XXXX); Verified employment history - excellent employment with over XXXX years XXXX w/same employer (XXXX);			APPR 0046 Missing Third Party Appraisal Review - No findings are returned for XXXX form type, desk review required (XXXX to order). - XX/XX/XX - Desk Review supporting value of $XXXX received.
6000064424	xxxx	Securitized	1	1	1	1				Verified employment history; Verified credit history - Good FICO XXXX (XXXX);			AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064426	xxxx	Securitized	1	1	1	1	Verified occupancy in subject property - Investor owned; Verified housing payment history - 0x30 mortgage ;	AUS 0002 Missing Final UCD Findings - Missing a copy of the final UCD Finding Report - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing proof the following properties are owned free and clear; XXXX, XXXX.   - **XX/XX/XX CD provided for Wedgewood property that was refinanced and paid off the listed properties.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of hazard insurance, property taxes and HOA fees on the following properties: XXXX, XXXX, XXXX.  DTI to be updated once documentation received. - **XX/XX/XX  CD provided on Wedgewood and other information taken from the tax returns for XXXX and XXXX

CRED 0004 Back-end Ratio exception (DTI) - DTI of 41.82% decreased to 37% due to the variance in rental calculation due to missing taxes and insurance documentation. Upon receipt of missing documentation, the DTI will need to be re-analyzed. - Exception. Review DTI lower than approved DTI

6000064427	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower's had XXXX months of verified reserves in the amount of $XXXX; Verified housing payment history - 0x30 mortgages;
6000064428	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0X30 mortgages + 12; Verified credit history - Oldest established tradeline XX/XXXX;	QMATR 0014 AUS is invalid - conditions were not met - Review DTI is greater than 45% and requires resubmission to DU. Income matches the lender, obligations below:
Dwelling P&I $XXXX
+ Taxes, HOA, Insurance $XXXX
Monthly Housing Costs $XXXX
+ Subject Property Net Rental Expense $XXXX
+ Non-Subject Property Rental Expense $XXXX
Monthly Consumer Debt $XXXX
Total Monthly Obligations $XXXX - Lender provided required information and ratios recalculated at XXXX

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the current tax bill for XXXX and mortgage statement for XXXX 2nd home. - Lender provided required information and ratios recalculated at XXXX

6000064429	xxxx	Securitized	2	2	1	1	Verified ownership of subject property; Verified housing payment history;	CRED 0072 VVOE dated outside of required timeframe - Verbal verification of employment for Borrower xx is dated xx, which exceeds the maximum xx days allowed for verification of employment with xx	CRED 0084 Income Calculation Discrepancy - 0xx1 Recd copy of updated LP reflecting approved DTI of 36%, 0xx Paystub and additional 2020 W2. Wages have xx decreased. xx thus YTD wages were reported from xxseparately. Wages of xx supported Finding cleared with updated AUS and supporting documentation.

CRED 0104 Missing Letter of Explanation - Borrower xx paystub dated xx reflects year-to-date earnings of $xx, an average of $xx.  Per xx the gross wages total $xxor an average $xx, which xx stable earnings based on the documentation in the loan file (xx

6000064432	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - No findings are returned for XXXX form type, desk review required (XXXX to order).
 - XX/XX/XX Desk review returned with a value of $XXXX.  Variance is less than 10%, value supported.

6000064435	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax-Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064436	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - Borrower XXXX, funding VVOE was dated XX/XX/XX pg. XXXX, Note dated XX/XX?XX. - XX/XX/XX: Lender sent LOE regarding VVOE: "For some reason our file was not paper with the VOE but the screen shot below is from our XXXX and confirms the VOE recert for XXXX was completed within 10 days of closing." Screen shot discloses underwriter approved condition on XX/XX/XX which is one business day prior to note date of XX/XX/XX as required.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064439	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV; Verified employment history - borr 1 established employment with xx employer, over xx years (xx); Verified liquid assets and/or savings history - xx liquid assets (xx);	APP 0005 Missing Schedule of Real Estate Owned - Application Section 3 needs to be updated to include all REO. Undisclosed property xx and xx, Compensating Factors: Low LTV/CLTV/HCLTV	CRED 0096 Missing proof of PITI payment on non-subject property - Missing mortgage history for xx, property address xx
 - xx The mortgage history for xx ending xx for property address xwas provided x and show a mortgage history of xx months.

CRED 0004 Back-end Ratio exception (DTI) - Added xx- Review DTI 50.27% , Approved DTI 49.93%- Due to DTI exceeding 50% AUS requires resubmission.   - xx Updated AUS DTI 50.4%, Review DTI 50.27.  DTI is greater than 50%, but lower than the AUS approved DTI.

AUS 0002 Missing Final UCD Findings - xx

6000064440	xxxx	Securitized	1	1	1	1				Verified credit history - FICO XXXX - established R/E history (XXXX); Verified employment history - Engineer with over ten years with same employer (XXXX);
6000064442	xxxx	Securitized	2	2	1	1				Verified liquid assets and/or savings history - xx plus verified liquid assets= xx; Verified credit history - established credit history Fico xx (xx);	CRED 0072 VVOE dated outside of required timeframe - Missing the funding VOE, note dated x0xx and VOE dated xx
6000064443	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - The property at XXXX was recently refinanced, missing evidence that the previous lien has been paid in full (XXXX) and the new P&I payment. - XX/XX/XX Lender provide XXXX XXXX

CRED 0093 Credit Documentation is Insufficient - Missing evidence that the borrower does not have any expenses for her primary residence. - XX/XX/XX  Lender provided property report showing in the name of XXXX, who is not on subject loan.

6000064445	xxxx	Securitized	1	1	1	1	CRED 0113 Missing evidence of HOA Dues - Missing evidence of HOA Dues for XXXX and XXXX. - XX/XX/XX: Lender sent XXXX Federal statements that verified HOA fees of $XXXX and $XXXX respectively on statements XXXX & XXXX.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax  for XXXX and XXXX. - **XX/XX/XX Lender provided evidence of taxes.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - No findings are returned for non-UAD form type, desk review required (XXXX to order).   - XX/XX/XX Desk review supporting value of $XXXX received.

6000064446	xxxx	Securitized	1	1	1	1
6000064064	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - No findings are returned for XXXX form type, desk review required (XXXX to order).

 - XX/XX/XX Desk review supporting value of $XXXX received.

6000064065	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing CD/Note for xx. If not escrowed will need copy of HOI and Tax Information. - xx lender provided CD

CRED 0006 Missing Employment doc (VVOE) - xx Lender provided S.O.S. proof of bus.

6000064241	xxxx	Securitized	1	1	1	1	Verified credit history - Borrowers' mid FICO scores of XXXX and XXXX.; Low LTV/CLTV/HCLTV - 52% LTV/CLTV/HCLTV.; Verified employment history - Verified employment since XX/XX/XX and XX/XX/XX with 28 years in field for both.; Verified reserves - $XXXX verified reserves exceed the required $XXXX per LP approval.;	CRED 0093 Credit Documentation is Insufficient - Missing Notice of Right to Receive Appraisal Disclosure. Missing Notice of Extension of Credit Disclosure. Appraisal checked as owner occupied on page XXXX vs documents in file claiming as investor. Clarify occupancy and provide addendum if being corrected. - Pg.XXXX

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064066	xxxx	Securitized	1	1	1	1	LEAS 0001 Missing Lease Agreement and/or Not Executed - Need lease agreements for property located at: xx

AUS 0002 Missing Final UCD Findings

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 07/09/21 Desk review supporting value of $xx received.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment

6000064070	xxxx	Securitized	1	1	1	1	Verified credit history; Low LTV/CLTV/HCLTV;	APPR 0046 Missing Third Party Appraisal Review

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of most recent homeowners insurance policy for xx   - xx Received HOI declarations page for xx in the amount of $xxannually/$xx monthly.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - x Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's.

CRED 0093 Credit Documentation is Insufficient - Initial and final 1003 disclose x xon pages xxand xx.  Missing copy of xx agreement. (Not condition of approval or LP). - xx  Lender LOE: "We are not required to provide a x agreement when clients are xx and we have no proof that any such agreement exists."

6000064071	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax-Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064072	xxxx	Securitized	1	1	1	1	NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Updated per Note pg XXXX - AGREE WITH NOTE

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0035 Post Closing Desk Review Appraisal Variance is not within tolerance - SSR returned score of XXXX, desk review required (XXXX to order).

 - XX/XX/XX Desk review supporting value of $XXXX received.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax-Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064073	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with XXXX as a XXXX for 17.30 years ; Verified housing payment history - 0X30 mortgage + XXXX;
6000064074	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property for xx - xx The note, taxes and insurance provided (Stips). PITI updated

6000064075	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064076	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves; Low LTV/CLTV/HCLTV; Verified employment history;	COLL 0001 APN Number is not listed on Security Instrument - Per DOT APN is listed as xx pg xx

APPR 0046 Missing Third Party Appraisal Review - Desk review in file xx

AUS 0002 Missing Final UCD Findings

6000064242	xxxx	Securitized	1	1	1	1	Verified credit history - Borrowers mid FICO scores of XXXX and XXXX.; Verified reserves - $XXXX verified reserve assets exceed the required $XXXX per LP approval.;	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0093 Credit Documentation is Insufficient - Missing Notice of Right to Receive Appraisal Disclosure. . Missing Notice of Extension of Credit Disclosure. Missing USA Patriot Act Disclosure. Missing documentation to verify potential undisclosed properties: XXXX; XXXX; XXXX;XXXX and XXXX as required by approval on page XXXX (#XXXX).

 - Pg.XXXX

QMATR 0002 Loan DTI exceeds 43% - Lender/Tape DTI of 47.578% and review DTI of 45.75% exceeds 43% loan maximum. 47.578% approved DTI by LP and loan approval on pages XXXX and XXXX. - AUS approved

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX desk review required (XXXX to order). - XX/XX/XX - Desk Review supporting value of $XXXX received.

6000064078	xxxx	Securitized	2	1	1	2	Verified credit history - Borrowers mid FICO scores of xx and xx.; Net tangible benefit - Borrower reduced interest rate from xx% to xx% fixed rate. ; Verified employment history - Verified employment since xx and xx; Low LTV/CLTV/HCLTV;	PROP 0001 Property Condition is Fair - Appraiser rated xx due to xx updates in the prior xx years, new title xx in xx xx years ago, care of the home has been xx and physical depreciation has been xx and noticed xx on short lived items on page xx., Compensating Factors: Low LTV/CLTV/HCLTV	AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - xx Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

6000064081	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower mid FICO score of XXXX.; Verified employment history - Verified employment since XX/XX/XX.; Low DTI - 29.15% DTI with verified income and liabilities.;	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing Tax-Payer Consent Notice/Acknowledgement. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064244	xxxx	Securitized	1	1	1	1	CRED 0023 Number of Properties Owned by Borrower exceeds Guidelines - Per FannieMae guidelines the maximum amount of borrower owned properties is XXXX. The borrower owns XXXX plus XXXX XXXX. - XX/XX/XX Primary residence was entered XXXX. Updated. Cleared.

AUS 0002 Missing Final UCD Findings -  Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Updated per Note pg XXXX - Finding cleared, exception set in error.

6000064082	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - XX/XX/XX:  Received copy of note for XXXX  which is already in file on page XXXX.  Exception was set in error and cleared. - XX/XX/XX:  Received copy of note for XXXX which is already in file on page XXXX.  Exception was set in error and cleared.

6000064083	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - AUS DTI 49.37 Review DTI 56.79. Review variance is greater than 3%. Lender included appraisal payment on the 1003. Unable to determine how lender arrived at the monthly payment of xx for primary residence. Based on the documentation in the file the borrowers monthly payment on the primary is xx. Lender also reflects xx in xx rental income on the subject. Reviewer subject net rental income is xx. Appears lender used 1007 rental income of $xxin lieu of the more conservative $xx per month as per guides, which is even higher than the xx income. It does not appear that the lender used the $xxin rental income for the primary residence (x).

6000064084	xxxx	Securitized	1	1	1	1
6000064085	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA SSR Collateral Underwriter returned no findings. Pg xx, CDA required. - 06/29/21 Desk review supporting value of $xxreceived.

6000064086	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners insurance information for non-subject investment property located at XXXX. - ***XX/XX/XX With new DU cert at 45.4%, we are now under 3% variance, acceptable.

6000064087	xxxx	Securitized	1	1	1	1
6000064088	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX, desk review required (XXXX to order).

 - XX/XX/XX - Desk Review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064089	xxxx	Securitized	2	1	1	2					APPR 0046 Missing Third Party Appraisal Review - XXXX Exterior only required to support value of $XXXX submitted to DU (PIW)-(XXXX to order).		AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064090	xxxx	Securitized	1	1	1	1	CRED 0086 Undisclosed or Excluded Debt - Undisclosed or Excluded Debt - xx statement is loan file shows a payment of xx for xx. This payment is not included on the 1003. pg. xx. Additionally, Missing Evidence of Verified Property Tax and/or Homeowners Insurance Information for borrowers primary residence, xx - xx Received a copy of the xx HOA Statement, HOI, and Taxes.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners Insurance Information for borrowers primary residence, xx

CRED 0083 Asset Documentation is Insufficient - Asset Documentation is Insufficient - Per the AUS, xx, item 27/28, "A large deposit of $xx and $xx has been identified on xx using asset account information.  This amount has been included in the total amount of assets validated. Document that these funds are from an acceptable source.  Refer to the Fannie Mae Selling Guide for additional information."

Need copy of the statement from which these funds were drawn from.
 - xx Received a copy of the wire statement on the large deposit of $xx.  These funds were used to payoff the private loan that the borrower had made to them.

6000064091	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings

PROP 0018 Missing PLS required secondary valuation.

CRED 0004 Back-end Ratio exception (DTI) - When calculating documented earnings from xx and rental income of $xx from Schedule E, the resulting debt-to-income (DTI) is 51.46%.  The LP approved DTI is 36% and has been invalidated and the loan is not eligible as a manually underwritten loan due to the excessive DTI. - xx Exception set in error, TIA for xx

CRED 0007 Missing Employment doc (VOE) - Missing 2019 Schedule E Federal Tax Return to establish stable history of rental income and Schedule C for xx - xx Loan xPer documentation guidelines only most recent years return is required.

6000064092	xxxx	Securitized	1	1	1	1	COMP 0006 Missing Initial Disclosure(s)

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 07/02/21 Desk review supporting value of $xx received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment for non subject property address xx

6000064093	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Verified XXXX months Reserves.;	CRED 0072 VVOE dated outside of required timeframe - Co-Borrower VVOE Completed XX/XX/XX, Note Date XX/XX/XX. VVOE is XXXX days beyond the XXXX day requirement. - EV2 Waived Per XXXX. VVOE was verified within XXXX days of closing.
 - XXXX pay verifies within XXXX days using latest les.

6000064094	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history;
6000064097	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30 mortgages ; Verified credit history - Oldest tradeline XXXX;	APPR 0038 Property Site Value exceeds 30% - Per appraiser page XXXX The allocation method was utilized in arriving at the opinion of site value. Supporting land data is retained in the appraisers workfile. - XX/XX/XX Lender provided LOE. Appraiser did comment on site value exceeding XXXX% and cleared.

AUS 0002 Missing Final UCD Findings - Missing a copy of the final UCD Findings Report - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064249	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30 mortgage + 12; Verified credit history - Oldest tradeline XX/XX/XX;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX

CRED 0108 Missing Source of Funds - Missing documentation to source $XXXX deposit to XXXX ending XXXX on XX/XX/XX.  No XXXX statements provided for review. - XX/XX/XX Rolled back the XXXX deposit, reserves meet AUS requirement.

CRED 0021 Missing Verification of Rental - Missing verification of primary housing expenses of $XXXX for XXXX. - ***XX/XX/XX Lender provided lease.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing copy of private Note in the amount of $XXXX from XXXX (Settlement Statement pg XXXX) - *** XX/XX/XX  Lender provided.

6000064098	xxxx	Securitized	1	1	1	1	Verified occupancy in subject property - xx ; Verified housing payment history;	APPR 0046 Missing Third Party Appraisal Review - 06/30/2021 Desk review supporting value of $xx received.

AUS 0002 Missing Final UCD Findings

CRED 0096 Missing proof of PITI payment on non-subject property - Missing a copy of the New Wave Lending Final Closing Disclosure or other evidence to document PITI for xx - xx:  Lender provided copy of note, taxes and HOI for xx.  Corrected review DTI now 25.21%.  Variance is less than 3% and considered non-material.

6000064100	xxxx	Securitized	1	1	1	1				Verified housing payment history; Minimal outstanding debt - Borrower outstanding debt is $xx;			CRED 0082 Income Documentation is Insufficient - xx Cash Flow Analysis Form 1084 was provided.
6000064105	xxxx	Securitized	2	2	1	1				Verified housing payment history; Verified reserves - xx months of verified of reserves in the amount of $xx;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for Bxx dated xx is not w/in xx business days of the Note Date of xx
6000064107	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064110	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings APPR 0046 Missing Third Party Appraisal Review - 07/07/21 Desk review supporting value of $xx received.
6000064111	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - No analysis was performed for this XXXX form type, Desk Review Required (XXXX to order) - XX/XX/XX Desk review supporting value of $XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064112	xxxx	Securitized	1	1	1	1				Loan Term < or = 15 year - Borrower has great work history; borrower has been on the same job for over 30 years; Low LTV/CLTV/HCLTV - LTV/HLTV below XXXX% guideline allow up to XXXX%;
6000064114	xxxx	Securitized	1	1	1	1							CRED 0096 Missing proof of PITI payment on non-subject property - Missing mortgage statements to confirm PITI payment for xx. and xx - *** 8/3/21 Lender provided updated xx PITI for xx
6000064115	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax-Payer consent Notice. - XX/XX/XX Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

CRED 0072 VVOE dated outside of required timeframe - Missing Verbal Verification of Employment. VVOE is dated XX/XX/XX loan closed on XX/XX/XX. - XX/XX/XX: Lender sent screen shot verifying VVOE dated XX/XX/XX which is XXXX business days prior to note date and meets requirement.

6000064119	xxxx	Securitized	1	1	1	1
6000064120	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower mid FICO score of XXXX.; Verified employment history - Verified employment since XX/XX/XX;
6000064122	xxxx	Securitized	2	2	1	1					CRED 0072 VVOE dated outside of required timeframe - Per review, VVOE is dated xx. The loan closed on xx - xx EV2 Waived by xx, loan not to be delivered to Agency.
6000064124	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APPR 0046 Missing Third Party Appraisal Review - 07/19/21 Desk review supporting value of $xx received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing primary home mortgage statement. Per loan application, xx

6000064125	xxxx	Securitized	1	1	1	1
6000064130	xxxx	Securitized	1	1	1	1	CRED 0093 Credit Documentation is Insufficient - xx Full credit report received and liabilities updated.

CRED 0072 VVOE dated outside of required timeframe - The VOE must be obtained within 10 business days prior to the note date for employment income,  Note Date xx - xx VVOE received and verified on xx

AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 06/29/21 Desk review supporting value of $xxreceived.

6000064134	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Proof of Tax certification in file for subject property - XX/XX/XX Proof of subject HOI/Taxes received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - SSR returned XXXX , desk review required (XXXX to order). - XX/XX/XX Desk review supporting value of $XXXX received.

6000064135	xxxx	Securitized	1	1	1	1	CRED 0113 Missing evidence of HOA Dues - Missing Evidence of HOA cert in file, xx - xx Received HOA invoice for xx per month.

AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's.

6000064137	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - xx Exception set in error. FNMA CURS 2 (FHLMC 3). AUS 0002 Missing Final UCD Findings - xx Waived by Annaly, loan not to be delivered to Agency's.
6000064138	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - 07/04/21 Desk review supporting value of $xxreceived.

APP 0005 Missing Schedule of Real Estate Owned - Borrower's Property on xx  was stated on Schedule E xx shows borrowers income on borrower's Primary residence. - Borrower primary residence at xx was rented for 14 per LOE xx xx.
Validated the PR was rented for 14 days on the schedule E xx of the loan file.
Rental income was not used in calculation.

AUS 0002 Missing Final UCD Findings

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing 2019 W2 to fully document Business income for 1120s business xx

6000064141	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review
6000064143	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - 07/01/21 - Desk Review supporting value of $xx received.

CRED 0082 Income Documentation is Insufficient - Missing recent paystubs from xx  showing a 30 day earnings.

6000064145	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value AUS 0002 Missing Final UCD Findings - xx Waived per client, loans not to be delivered to Agency's.
6000064149	xxxx	Securitized	1	1	1	1
6000064150	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE for XXXX employer XXXX dated w/in XXXX business days of the note date of XX/XX/XX. - XX/XX/XX Lender provided internal data base screen print showing VVOE performed within XXXX days of closing.

6000064151	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064152	xxxx	Securitized	1	1	1	1
6000064250	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064153	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064156	xxxx	Securitized	1	1	1	1
6000064157	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064161	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - File is missing VVOE for XXXX, that is dated within XXXX days of the Note Date of XX/XX/XX. VVOE in file is dated XX/XX/XX. - XX/XX/XX Received lender internal conversation log that confirms that employment for XXXX was reverified XX/XX/XX.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064162	xxxx	Securitized	1	1	1	1							ECOA 0003 No evidence lender provided copies of written appraisals - No documentation that lender provided copy of appraisal to borrower. - Appraisal letter p.XXXX
6000064165	xxxx	Securitized	1	1	1	1	APPR 0009 Subject Borrower does not match Appraisal Borrower Name - Verified Subject Borrower does match Appraisal Borrower Name. - Verified Subject Borrower does match Appraisal Borrower Name.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064166	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064167	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064172	xxxx	Securitized	1	1	1	1							DEED 0008 Missing 1-4 Family Rider - . AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064173	xxxx	Securitized	1	1	1	1
6000064175	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064176	xxxx	Securitized	1	1	1	1
6000064177	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Potential for increased earnings - Potential positive rental income.;			APPR 0046 Missing Third Party Appraisal Review - Missing CDA. - XX/XX/XX Desk review supporting value of $XXXX received.
6000064179	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing PITI for non subject project for XXXX, financed with XXXX - First payment letter provided and supports the payment used in calculation. p.1 (Stips) XX/XX/XX.

CRED 0082 Income Documentation is Insufficient - Missing income documentation for borrower that support monthly qualifying income of $XXXX  - Sch C income in file supports qualifying income.

APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX, desk review required (XXXX to order). - XX/XX/XX Desk review supporting value of $XXXX received.

6000064180	xxxx	Securitized	1	1	1	1	APPR 0001 Missing Copy of Original Appraisal report - Appraisal report not in file. - XX/XX/XX Appraisal received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

CRED 0072 VVOE dated outside of required timeframe - Verbal on XX/XX/XX and loan closing date XX/XX/XX - XX/XX/XX Received screen print of lenders internal system confirming that employment for XXXX was reverified on XX/XX/XX.

6000064181	xxxx	Securitized	2	2	1	1	Verified reserves - xx months verified reserves exceed the required xx months per DU approval.; Verified credit history - Borrower mid FICO score of xx.; Net tangible benefit - Borrower reduced interest rate from xx% to xx% fixed rate. ; Established Landlord history - Borrower has established landlord history with xx+ years and xx with paid as agreed pay histories.;	AUS 0002 Missing Final UCD Findings	CRED 0096 Missing proof of PITI payment on non-subject property - Missing mortgage statement forxx refinance of xx and proof of taxes and insurance if not included in monthly payment on statement.

Missing evidence of xx of xx for $xx for recent refinance of xx

Need clarification if xx for $xx on page xx was xx loan for xx  and if yes, need documentation to prove paid off. - xx Received a copy of the credit report dated xx which indicates xx was paid off with xx Received copy of CD for xx  The request for evidence of payoff on xx was actually referancing xx  This loan is tied to the xx and the payment is accounted for in the DTI.

CRED 0006 Missing Employment doc (VVOE) - Missing verification of xx existence dated within xdx ays of closing.

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing copies of current leases for xx, xx and xx.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 62.35% exceeds tape DTI of 49.568%. Unable to calculate rental income due to missing documentation. Missing SCH E, or lease agreement for xx.   - xx Lender provided Lease agreements for xx, xx, and xx.  Received corrected 1003, Post Close AUS, Corrected 1003 with xx letter to borrower and xx has been paid.

CRED 0093 Credit Documentation is Insufficient - Missing xx and xx on REO schedule on initial and final 1003s. Mortgage statements in file verifying property payments.  Need corrected 1003s.

QMATR 0012 Missing leases for rental properties on Schedule E - Missing copy of current lease for xx. Schedule E for xx discloses xx fair xx days on page xx. xx requires use of current lease when Schedule E does not report xx fair rental days.

6000064182	xxxx	Securitized	1	1	1	1	CRED 0016 Insufficient Verified Funds to Close - Missing CD for cash out of primary residence XXXX, confirmation of $XXXX to be used towards the closing of subject. DTI subject to change based on terms of new loan. - XX/XX/XX: Received final CD for XXXX cash-out refinance on XX/XX/XX. Total net proceeds to borrower of $XXXX exceeded the $XXXX additional funds required to be verified. Terms of new loan were verified and PITIA did not change the DTI.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

6000064184	xxxx	Securitized	1	1	1	1	DEED 0021 Missing Legal Description on Mortgage/DOT - Mortgage page XXXX references Exhibit "A" Legal description attached, but copy is missing from loan file. - **XX/XX/XX XXXX provided by the lender.

6000064185	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of homeowners insurance information on the XXXX property. Due to missing information, unable to determine accurate debt-to-income ratio. - ** XX/XX/XX CD provided for XXXX.

6000064186	xxxx	Securitized	2	2	1	1	COND 0002 Condo Documentation is Insufficient - Missing Limited Review xx questionnaire	HUD 0011 Missing Evidence of sale of property owned - The xx0 reflects xx, but this property is not on the REO schedule. Missing evidence of the property disposition to verify exclusion.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of walls-in coverage for xx  The master policy does not include walls in coverage, see xx.

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of walls-in coverage.  The only insurance in the file is for the xx(xx-xx) and it states it covers common areas only and xx owners must obtain their own xx.  No insurance payment was included in the PITI submitted to AUS (xx)

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing Lease Agreement to support the rental income used for xx

CRED 0004 Back-end Ratio exception (DTI) - Review DTI is 53.27%.  AUS approved 35.78%.  The variance is due to missing rental income documentation for additional REO xx, see LEAS xx.

6000064189	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064190	xxxx	Securitized	1	1	1	1
6000064191	xxxx	Securitized	1	1	1	1	CRED 0091 Missing Tax Transcript(s) - Transcript missing in file. - XX/XX/XX Finding cleared, exception set in error. XXXX/XXXX Tax transcripts in loan file.

QMATR 0014 AUS is invalid - conditions were not met - Review DTI exceeds the allowable tolerance Approved DTI 24.25%, Review DTI 52.87%.  Variance is due to review excluding subject rental income used to qualify.  Per LOE page XXXX borrower does not have a current housing expense.  Per FNMA g/ls if the borrower does not own a principal residence, and does not have a current housing expense, rental income from the subject property cannot be used. - XX/XX/XX Based on information in the file and provided by lender, borrower is XXXX to XXXX.  Rental income may be used on the rental property.

6000064193	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 74.97%; Potential for increased earnings - Potential increase of positive rental income.;			CRED 0096 Missing proof of PITI payment on non-subject property - Missing mortgage statement for XXXX - XX/XX/XX Lender provided CD as evidence of PITI.
6000064194	xxxx	Securitized	1	1	1	1	CRED 0100 Insufficient verified reserves - AUS required reserves of $XXXX, no asset documentation in the file. No Bank Statements in the file. - XX/XX/XX Lender provide XXXX

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - No findings are returned for non-UAD form type, desk review required (XXXX to order).

 -
XX/XX/XX Desk review supporting value of $XXXX received.

6000064195	xxxx	Securitized	1	1	1	1	Established credit history - p. XXXX-Credit Score= XXXX and Mortgage XXXX months and Revolving XXXX months ; Verified liquid assets and/or savings history - Asset required XXXX months/ borrower reserved XXXX months.;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Rental- XXXX-Missing Mortgage Statement.
Rental- XXXX-Missing Lease agreement.
Rental- XXXX-Missing Lease agreement, mortgage statement.
Need verification of the disposition on the following properties:  XXXX.  - ***XX/XX/XX  Lender provided evidence of rental income & property being sold.

CRED 0004 Back-end Ratio exception (DTI) - DTI is XXXX%. Tape  XXXX, Tape  XXXX. DTI Variance due to lender using higher net rental on  XXXX property ($ XXXX difference). - XX/XX/XX Lender provided breakdown of calculations and with a comparison of the final 1003.   Variance is in months of in-service for  XXXX.  Review updated to  XXXX mths vs  XXXX.  DTI is now within acceptable tolerance.

6000064197	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX and XXXX, desk review required (XXXX to order). - XX/XX/XX Desk review supporting value of $XXXX received.

APP 0005 Missing Schedule of Real Estate Owned - Missing schedule of real estate owned for non subject property XXXX. (Mortgage statement, hoi, tax information) - XX/XX/XX: Received hoi and tax information for XXXX.  HOI does not reflects Mortgagee "None". No indication of any outstanding liabilities.

6000064198	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064200	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.

APPR 0046 Missing Third Party Appraisal Review - SSR returned score of XXXX, desk review required (XXXX to order). - XX/XX/XX Desk review supporting value of $XXXX received.

6000064202	xxxx	Securitized	1	1	1	1
6000064204	xxxx	Securitized	1	1	1	1	Verified employment history - Long Time employment history-12 years in the same occupation; Verified housing payment history - Credit report pg.XXXX shows XXXX months review 0x30, 0x60, 0x90; Low LTV/CLTV/HCLTV - 56.08% based on appraisal pg. XXXX;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - 1. Missing copy of note/cd for new XXXX on XXXX.

2. Missing evidence to document on XXXX. is paid-in-full or refinanced. File reflects a mortgage payable to XXXX for @$XXXX is outstanding.

3.  Once documentation is presented, the debt-to-income ratio will need to be recalculated.  - ** XX/XX/XX Lender provided CD to evidence payment for XXXX property.  Appears that XXXX property financing is still with XXXX. DTI within tolerance.

6000064205	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Final UCD Finding not found - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX.
6000064206	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing final UCD findings. - XX/XX/XX Waived by XXXX, loan not to be delivered to XXXX
6000064216	xxxx	Dropped From Trade	3	3	1	1	CRED 0004 Back-end Ratio exception (DTI) - Missing Lease agreements for xxxx. Missing Tax information on xxxx Not on SCH E. DTI will be updated once received. Currently 56.17%

Due to updating the taxes and insurance using the xxxx tax returns on all rental property, the debt-to-income (DTI) ratio of 54.730 exceeds guidelines.  The DTI invalidates the DU Underwriting Findings and the loan is not eligible as a manually underwritten loan.

AUS 0002 Missing Final UCD Findings - The file did not contain a UCD Findings. - Waived by xxxx, loan not to be delivered to Agency's.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of hazard insurance information for the property located at xxxx. Tax obligation has been validated. - Verified taxes (Stips)p.1.
Validated insurance from the schedule e for property located a xxxx

CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - The file did not contain a Tax Payer consent Notice. - Tax-Payer Consent Notice and Language is included in the Certification & Authorization.

QMATR 0011 Missing payment on "monthly payment for mortgage-related obligations". §1026.43(e)(2)(vi) - Property details report for non subject property located at xxxx show the property was sold and recorded on xxxx. PITI not required. Removed from the REO screen.
 - Cleared.  Property profile report reflects borrower does not own non-subject property.

CRED 0004 Back-end Ratio exception (DTI) - Missing Lease agreements for xxxx. Missing Tax information on xxxx Not on SCH E. DTI will be updated once received. Currently 56.17%

														Due to updating the taxes and insurance using the xxxx tax returns on all rental property, the debt-to-income (DTI) ratio of 54.730 exceeds guidelines. The DTI invalidates the DU Underwriting Findings and the loan is not eligible as a manually underwritten loan.
6000064397	xxxx	Dropped From Trade	3	3	1	1	CRED 0021 Missing Verification of Rental - Missing verification of rent or current housing expenses for xxxx. 1003/1008 does not reflect that the borrower has a current housing payment. Per FNMA does not own a principal residence, and does not have a current housing expense rental income may not be used to qualify. Final DTI Pending.

QMATR 0014 AUS is invalid - conditions were not met - Approved DTI 4.03%, Review DTI 203.35%, variance is due to review excluding rental income from the subject due to missing verification of primary housing expenses.  See CRED 0021.

Established credit history - Borrower has an established credit history dating back to xxxx, with a mid-score of 810.; Verified reserves - The borrower has verified reserves of $xxxx, or 52 months; Low LTV/CLTV/HCLTV - LTV on subject property is 44.39.;	CRED 0001 Unacceptable Mortgage History - Missing 12 mths mortgage history for the subject property. Payoff pg xxxx reflects lien holder as the xxxx - See xxxx acct auto draft.	CRED 0021 Missing Verification of Rental - Missing verification of rent or current housing expenses for xxxx. 1003/1008 does not reflect that the borrower has a current housing payment. Per FNMA does not own a principal residence, and does not have a current housing expense rental income may not be used to qualify. Final DTI Pending.

														QMATR 0014 AUS is invalid - conditions were not met - Approved DTI 4.03%, Review DTI 203.35%, variance is due to review excluding rental income from the subject due to missing verification of primary housing expenses. See CRED 0021.
6000064289	xxxx	Dropped From Trade	3	3	1	1	CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing proof that xxxx and xxxx (Vacation home) are owned free and clear of liens and missing documentation on the taxes/insurance/HOA/etc. that is required to be considered in qualifying. xxxx tax return (pg. xxxx) reflects interest expense for XXXX but no verification of this was located in file or evidence lien was paid off. 1003 REO reflects this property as free and clear. XXXX and XXXX is reflected to have a $xxxx and $xxxx monthly Tax & Misc expense that was included in qualifying. No verification was provided for these amounts. Borrower's debt-to-income will need to be re-evaluated once all required documentation provided.

CRED 0086 Undisclosed or Excluded Debt - Missing documentation of monthly insurance/tax/HOA for property at xxxx.  Application REO schedule reflects $xxxx as monthly outlay charge.  Borrower's debt-to-income will need to be re-evaluated once all required documentation provided.

Net tangible benefit - Subject transaction is lowering total PITI payment from $xxxx per credit report to $xxxx which is a reduction in monthly outlay of $xxxx. ; Established Landlord history - Borrowers have history of be landlords with credit report confirming a 99 months of satisfactory mortgage payment history. ; Verified reserves - File contains evidence of verified 70 months in reserves when approval required a minimum of 14 months. ;	AUS 0002 Missing Final UCD Findings - UCD not in file. - Waived by Annaly, loan not to be delivered to Agency's.

AUS 0001 Missing Final AUS Submission - Per 1008 loan was DU approved.  Missing copy of the final approval. - AUS xxxx

CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing proof that xxxx and xxxx (Vacation home) are owned free and clear of liens and missing documentation on the taxes/insurance/HOA/etc. that is required to be considered in qualifying. xxxx tax return (pg. xxxx) reflects interest expense for XXXXX but no verification of this was located in file or evidence lien was paid off. 1003 REO reflects this property as free and clear. XXXX and XXXX is reflected to have a $xxxx and $xxxx monthly Tax & Misc expense that was included in qualifying. No verification was provided for these amounts. Borrower's debt-to-income will need to be re-evaluated once all required documentation provided.

														CRED 0086 Undisclosed or Excluded Debt - Missing documentation of monthly insurance/tax/HOA for property at xxxx. Application REO schedule reflects $xxxx as monthly outlay charge. Borrower's debt-to-income will need to be re-evaluated once all required documentation provided.
6000064402	xxxx	Dropped From Trade	3	3	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI non subject property for xxxx						AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - Waived by xxxx, loan not to be delivered to Agency's.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI non subject property for xxxx
6000064408	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - SSR score not returned, desk review required (xxxx to order). - Desk Review supporting value of $xxxx received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - Waived by Annaly, loan not to be delivered to Agency's.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - Property ownership verification for xxxx.  Property listed on Sch E with a mortgage interest deduction and is listed on application is prior residence.  - Recd Lexis Nexis property report which verifies REO was sold.

6000064117	xxxx
6000064096	xxxx